Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The table below is a summary of the Company’s gold and silver sales (dollars in thousands):

	Three Months Ended March 31,
	2021		2020
	Amount	Ounces Sold	Amount	Ounces Sold
Gold sales	$17,541	9,830	$10,348	6,560
Silver sales	1,495	57,236	798	49,373
Total	$19,036		$11,146

The table below is a summary of the Company’s gold and silver sales (in thousands, except ounces sold):

	Year Ended December 31,
	2020		2019
	Amount	Ounces Sold	Amount	Ounces Sold
Gold sales	$44,279	24,892	$12,803	8,593
Silver sales	2,765	136,238	906	52,036
Total	$47,044		$13,709